DERIVATIVE LIABILITIES (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Disclosure of financial liabilities [abstract]
Balance	$ 170,743	$ 7,309,467
Derivative liability on issuance of warrants		167,022
Change in fair value	(151,095)	(7,305,746)	$ (6,574,105)
Balance	19,648	170,743	$ 7,309,467
Derivatives with expected life of less than one year	0
Derivatives with expected life greater than one year	$ 19,648	$ 170,743